Other Assets	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Other Assets

NOTE 7 — OTHER ASSETS

The following table presents the components of other assets.

Other Assets (dollars in millions)

	December 31, 2013	December 31, 2012
Deposits on commercial aerospace equipment	$ 831.3	$ 615.3
Deferred debt costs and other deferred charges	158.5	169.8
Tax receivables, other than income taxes	132.2	81.7
Executive retirement plan and deferred compensation	101.3	109.7
Accrued interest and dividends	33.0	27.5
Furniture and fixtures	85.3	75.4
Prepaid expenses	64.3	73.8
Other counterparty receivables	45.9	115.7
Other (1)	184.6	220.0
Total other assets	$ 1,636.4	$ 1,488.9

(1) Other includes investments in and receivables from non-consolidated entities, deferred federal and state tax assets, servicing assets, and other miscellaneous assets.